Prepaid charter revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Prepaid Charter Revenue Gross [Roll Forward]
Prepaid Charter Revenue Gross, Beginning Balance	$ 15,000	$ 15,000
Prepaid Charter Revenue, Additions	0	0
Prepaid Charter Revenue Gross, Ending Balance	15,000	15,000	15,000
Movement in Accummulated Amortization Of Prepaid Charter Revenue [Roll Forward]
Accumulated Amortization Prepaid Charter Revenue, Beginning Balance	(6,591)	(3,541)
Prepaid Charter Revenue Amortization	(3,056)	(3,050)	(3,048)
Accumulated Amortization Prepaid Charter Revenue, Ending Balance	(9,647)	(6,591)	(3,541)
Prepaid Charter Revenue Net [Abstract]
Prepaid Charter Revenue, Net, Beginning Balance	8,409	11,459
Prepaid Charter Revenue, Net, Ending Balance	$ 5,353	$ 8,409	$ 11,459